Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
15.	FINANCIAL INSTRUMENTS
Fair value measurement
The Company categorizes each of its fair value measurements in accordance with a fair value hierarchy. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity).
The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.
The fair values of the accounts receivable and accounts payable and accrued liabilities approximate their carrying values due to the relatively short-term maturity of these financial instruments.
The following table shows the carrying amounts and fair values of the Company’s financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount				Fair value

December 31, 2021	Assets at amortized cost	Fair value through profit and loss	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value

Derivative assets	$-	$775	$-	$775	$-	$775	$-	$775

	$-	$775	$-	$775

Financial assets not measured at fair value

Cash	$25,000	$-	$-	$25,000	25,000	-	-	25,000

Restricted cash	25,144	-	-	25,144	25, 144	-	-	25, 144

Amounts receivable	877	-	-	877	877	-	-	877

	$51,021	$-	$-	$51,021

Finacial liabilities not measured at fair value

Accounts payable and accrued liabilities	$-	$-	$36,893	$36,893	36,893	-	-	36,893

Secured notes payable	-	-	375,517	375,517	357,607	-	-	357,607

	$-	$-	$412,410	$412,410

	Carrying amount				Fair value

December 31, 2020	Assets at amortized cost	Fair value through profit and loss	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value

Derivative assets	$-	$185	$-	$185	$-	$185	$-	$185

	$-	$185	$-	$185

Financial assets not measured at fair value

Cash	$35,152	$-	$-	$35,152	35,152	-	-	35,152

Restricted cash	15,019	-	-	15,019	15,019	-	-	15,019

Amounts receivable	797	-	-	797	797	-	-	797

	$50,968	$-	$-	$50,968

Financial liabilities not measured at fair value

Accounts payable and accrued liabilities	$-	$-	$41,010	$41,010	41,010	-	-	41,010

Dunebridge revolving credit facility	-	-	31,813	31,813	-	31,813	-	31,813

Secured notes payable	-	-	374,706	374,706	329,632	-	-	329,632

	$-	$-	$447,529	$447,529
Fair values of assets and liabilities classified as Level 2 are valued using discounted cash flow (“DCF”) models. These models require a variety of observable inputs including market prices, forward price curves, yield curves and credit spreads. Derivative assets are carried at fair value which is determined based on internal valuation model that reflect the observable currency exchange rates in the markets. These inputs are obtained from or verified with the market where possible. The financial assets relate to the embedded derivative assets, which are prepayment options on the secured notes payable (Note 9) and foreign currency put option contracts (Note 14). The financial liabilities relate to the Dunebridge RCF.
The fair value of the secured notes payable is determined using market quoted prices.
Financial instruments risks
The Company examines the various financial instrument risks to which it is exposed and assesses the impact and likelihood of those risks. These risks include credit risk, liquidity risk, market risk, foreign currency risk and interest rate risk.
Credit risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its obligations. The Company’s exposure to credit risk is for its amounts receivable of which all of the outstanding amounts of $877 and $797 as at December 31, 2021 and 2020, respectively, were collected.
On December 31, 2021 and 2020, the Company does not have any allowance for doubtful accounts, and does not consider that any such allowance is necessary.
All of the Company’s cash and restricted cash is held with a major Canadian financial institution and thus the exposure to credit risk is considered insignificant. Management actively monitors the Company’s exposure to credit risk under its financial instruments, including with respect to amounts receivable. The Company considers the risk of loss for its amounts receivable to be remote and significantly mitigated due to the financial strength of the parties from whom most of the amounts receivable are due - the Canadian government for harmonized sales tax (“HST”) refunds receivable in the amount of approximately $722 (2020 - $604).
The Company’s current policy is to hold excess cash in bank accounts.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company’s approach to managing liquidity risk is to monitor forecast cash flows so that it will have sufficient liquidity to meet liabilities when due. The Company has a planning and budgeting process in place by which it anticipates and determines the funds required to support its ongoing requirements. The Company coordinates this planning and budgeting process with its financing activities through its capital management process. To achieve this, the Company relies on regular sales throughout the year, generally nine or ten tender sales, in addition to occasional sales of fancies and special diamonds to De Beers, in order to fund ongoing operations.
Being able to maintain positive cash flows from operations and/or maintain sufficient liquidity, is dependent upon many factors including, but not limited to, diamond prices, exchange rates, operating costs and levels of production. Adverse changes in one or more of these factors negatively impact the Company’s ability to comply with the covenants and/or maintain sufficient liquidity, all of which are subject to the effects of the ongoing
COVID-19
pandemic.
As at December 31, 2021, the Company has
a current
obligation for US$299.9 million or $379 million Canadian dollar equivalent (2020 – US$299.9 million or $381.7 Canadian dollar equivalent) from the secured notes payable. The notes are secured by a second-priority lien on substantially all of the assets which includes the 49% participating rights to the GK Mine. The Dunebridge RCF is granted first priority, if amounts are drawn. Failure to meet the obligations of the s
e
cured notes payable as they come due may lead to the sale of the 49% participating interest in the GK Mine.

Subsequent to the year ended December 31, 2021, the Company executed a credit facility with Dunebridge, for US$50 million (Note 20).
The following table summarizes the contractual maturities of the Company’s significant financial liabilities and capital commitments, including contractual obligations:

	Less than	1 to 3	4 to 5	After 5
	1 Year	Years	Years	Years	Total
Gahcho Kué Diamond Mine commitments	$4,391	$-	$-	$-	$4,391
Gahcho Kué Diamond Mine decommissioning fund	10,000	20,000	-	-	30,000
Notes payable - Principal	379,034	-	-	-	379,034
Notes payable - Interest	30,323	-	-	-	30,323
	$423,748	$20,000	$-	$-	$443,748
Market risk
Market risk is the risk that changes in market prices such as foreign exchange rates, interest rates and equity prices will affect the Company’s income and the value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters while optimizing returns.
(i)           Interest rate risk
The Company does not have significant exposure to interest rate risk at December 31, 2021 and 2020, since the secured notes payable and Dunebridge RCF do not have variable interest rates. At December 31, 2021, the total secured notes payable was US$299.9 million (2020 – US$299.9 million) and the Dunebridge RCF was Nil (2020 - US$25 million).

(ii)          Foreign currency
The Company is exposed to market risk related to foreign exchange rates. The Company operates in Canada and has foreign currency exposure to transactions in U.S. dollars. The majority of the ongoing operational costs of the GK Mine are in Canadian dollars, and are funded through operating cash flows. The Company’s operating cash flows include the sale, in U.S. dollars, of its 49% share of the GK Mine diamonds produced.
As at December 31, 2021 and 2020, the Company had cash, derivative assets, accounts payable and accrued liabilities, the Dunebridge revolving credit facility and the secured notes payable that are in U.S. dollars. The Canadian dollar equivalent is as follows:

	December 31,	December 31,

	2021	2020

Cash	$11,968	$33,703

Derivative assets	731	-

Accounts payable and accrued liabilities	(1,949)	(2,538)

Dunebridge revolving credit facility	-	(31,813)

Secured notes payable	(379,034)	(381,674)

Total	$(368,284)	$(382,322)
A 10% appreciation or depreciation of the Canadian dollar relative to the U.S. dollar at December 31, 2021 and 2020 would have resulted in an increase or decrease to net income for the year of approximately $36.8 million and $38.2 million, respectively.